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BRANDES
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Brandes Global Opportunities Value Fund

Supplement dated January 4, 2019 to the
 Summary Prospectus dated January 31, 2018

Effective December 31, 2018, Ralph Birchmeier, CFA has retired from Brandes Investment Partners and will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Mr. Birchmeier are hereby removed from the Summary Prospectus.

Effective December 31, 2018, Yingbin Chen, CFA has joined the All Cap Committee.

Please retain this Supplement with the Summary Prospectus.